Segmented information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
19.	Segmented information:

Revenue is earned through the sale of the Company’s commercialized products and licensing and other fees. The Company recognizes segmentation based on geography as follows:

Year ended December 31, 2018	Europe	Rest of World	Total

Revenue	$16,165	$12,509	$28,674
Cost of goods sold	5,466	2,828	8,294

Gross margin	10,699	9,681	20,380
Gross margin %	66%	77%	71%

Year ended December 31, 2017	Europe	Rest of World	Total

Revenue	$10,953	$13,055	$24,008
Cost of goods sold	2,974	3,802	6,776

Gross margin	7,979	9,253	17,232
Gross margin %	73%	71%	72%

During the years ended December 31, 2018 and 2017, there were two customers that individually accounted for more than 10% of total revenue. In 2018, these customers accounted for 17% and 14% of total revenue (2017 – 20% and 24%).

Property and equipment by geographic area were as follows:

As at December 31	2018	2017

Europe	$253	$87
Rest of world	259	329

	$512	$416

Intangible assets by geographic area were as follows:

As at December 31	2018	2017

Europe	$26,469	$27,265
Rest of world	-	541

	$26,469	$27,806